Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2025
Significant Accounting Policies [Abstarct]
Schedule of Property and Equipment, Net

Property and equipment is stated at cost and is depreciated using the straight-line method over the estimated useful lives of the assets, as follows:

Category	Estimated useful life
Leasehold improvement	Shorter of the lease term or estimated economic life
Building	20 years
Furniture	5 years
Office equipment	3 years

Schedule of Operating Lease Income from Fixed Payments and Variable Lease Income

Operating lease income from fixed payments and variable lease income for the years ended December 31, 2023, 2024 and 2025 were as follows:

	For the years ended December 31,
	2023	2024	2025
	RMB	RMB	RMB
Operating lease income from fixed payments	124,140	68,558	22,630
Total	124,140	68,558	22,630

Schedule of Lease Payments Receivable	Lease payments receivable for the following five years were as follows:
As of December 31, 2025
RMB
2026	10,296
2027	6,835
2028	6,854
2029	6,835
2030	6,835
Thereafter	47,904
Total	85,559